Commitments and Contingencies - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Contractual expense	¥ 747
Contracts commitment, 2025	815
Contracts commitment, 2026	¥ 34